Related party transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Summary of Expenses Charged by Our Parent
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Three months ended March 31,		Statement of Income and Comprehensive Income Line Item
	2023	2022
Royalty expense (see Note 11)	$752	$837	Cost of revenue
Interest expense (see Note 5)	445	471	Interest expense
Rent expense (see Note 9)	317	335	General and administrative expense
Other expense	97	54	General and administrative expense

Summary of Amounts Due to our Parent
Amounts due to our parent, DUG, are as follows (in thousands):

	At March 31,	At December 31,	Statement of Consolidated Balance Sheet Line Item
	2023	2022
4.6% Senior Notes with related party	$38,349	$39,454	Long-Term borrowing with related party
Royalties and other expenses	667	315	A/P and accrued expenses
Short-term lease liability	696	1,066	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	8,067	7,852	Other non-current labilities
Long-term lease liability	—	—	Long-term lease liabilities